INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Tax Taxes and Current Tax (Benefit) Expense

	Year ended December 31,
(in thousands)	2025	2024
Income (loss) before income taxes:
Domestic	$(26,486)	$(39,830)
Foreign	8	—
Total loss before taxes	$(26,478)	$(39,830)

Current taxes:
Federal	$—	$—
State	4	4
Foreign	—	—
Total current taxes	$4	$4

Deferred taxes:
Federal	$—	$—
State	—	—
Foreign	—	—
Total deferred taxes	—	—
Total	$4	$4

Schedule of Effective Income Tax Rate Reconciliation

	Year ended December 31,
	2025
	$ Amount	%
Federal income tax provision at statutory rate	$(5,560)	21.00%
State income tax provision, net of federal benefit (1)	3	(0.01)%
Permanent differences	407	(1.54)%
Change in valuation allowances	(4,305)	17.42%
Change in unrecognized tax benefits	(120)	0.45%
R&D tax credit	(1,874)	7.08%
Other:
Federal NOL carryforward deferred tax asset write-off	8,441	(31.88)%
R&D tax credit carryforward deferred tax write-off	2,106	(7.96)%
Share-based compensation deferred tax asset write-off	906	(4.58)%
Effective income tax rate	$4	(0.02)%
(1)	The state that contributed to the majority (greater than 50%) of the tax effect in this category was New Jersey.

Year ended December 31,
2024
Federal income tax provision at statutory rate	21.00%
State income tax provision, net of federal benefit	(0.01)%
Permanent differences	(0.06)%
Change in valuation allowances	(20.94)%
Effective income tax rate	(0.01)%

Schedule of Deferred Tax Assets and Liabilities

	December 31,
(in thousands)	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$76,431	$75,922
Tax credit carryforwards	7,060	7,171
Section 174 expenses	13,485	14,720
Share-based compensation	1,266	2,217
Accrued expenses and other	441	649
Total gross deferred tax assets	98,683	100,679
Less: valuation allowance	(98,683)	(100,679)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward

The following table summarizes the activity of the Company’s unrecognized tax benefits (in thousands):

Balance at January 1, 2024	$2,458
Reductions for prior year positions	(3)
Additions for current year positions	111
Balance at December 31, 2024	$2,566
Additions for prior year positions	306
Additions for current year positions	163
Reductions related to write off of R&D Tax Credit from Deferred Tax Asset	(589)
Balance at December 31, 2025	$2,446